Form N-1A Cover	Dec. 12, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	abrdn Funds
Entity Central Index Key	0001413594
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 12, 2024
Prospectus Date	Feb. 29, 2024
Supplement to Prospectus [Text Block]

ABRDN FUNDS

(the “Trust”)

abrdn Global Equity Impact Fund

(the “Fund”)

Supplement dated December 12, 2024 to the Fund’s Statutory Prospectus dated

February 29, 2024, as supplemented to date

On December 11, 2024, the Board of Trustees (the “Board”) of the Trust considered and approved: (i) a change to the Fund’s name, (ii) modifications to the Fund’s principal investment strategies, (iii) a change to the Fund’s benchmark, and (iv) changes to the Fund’s portfolio managers, with such changes to take effect as of the date of effectiveness of an amendment to the Trust’s registration statement, which is anticipated to be on or about February 28, 2025 (the “Effective Date”).

Additionally, starting on the Effective Date, in connection with the changes to the principal investment strategies, the Fund’s portfolio management team expects the Fund’s portfolio will need to be repositioned and indirect trading costs are expected to be incurred in the repositioning. An updated Statutory Prospectus will be available for the Fund following the Effective Date.

As of the Effective Date, the Statutory Prospectus is hereby revised as follows:

Name and 80% Policy Change of the Fund

On the Effective Date, the Fund’s name will change from abrdn Global Equity Impact Fund to abrdn Focused Emerging Markets ex-China Fund (the “Focused Emerging Markets ex-China Fund”) and the Fund’s current non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world (including the U.S.) will change to a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by emerging market (excluding China) companies. An emerging market (excluding China) country is any country included in the MSCI Emerging Markets ex-China Index or determined by abrdn Inc. or abrdn Investments Limited to have similar emerging market characteristics.

Change in Fund Benchmark

On the Effective Date, the MSCI Emerging Markets ex-China Index (Net Daily Total Return) will replace the MSCI All Country World Index (Net Daily Total Return) as the Fund’s primary benchmark. The Adviser believes that the MSCI Emerging Markets ex-China Index (Net Daily Total Return) provides a more meaningful comparison given the geographic region of the Fund’s expected holdings in connection with the modifications to the Fund’s principal investment strategies.